ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($)
Current assets:
Cash and cash equivalents	¥ 15,875		¥ 8,375		$ 2,234
Due from related party	¥ (10,106)		¥ (8,636)		$ (1,422)
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Accounts receivable, net	¥ 3,451		¥ 4,032		$ 486
Advances to suppliers (note 4)	21,511		65,076		3,027
Inventories	14,433		12,874		2,031
Other current assets	673		755		95
Total current assets (liabilities)	66,076		99,748		9,299
Land use rights, net (note 7)			3,192
Plant and equipment, net (note 8)	28,819		28,301		4,056
Total assets	100,647		131,562		14,164
Current liabilities
Short-term borrowings	7,950		4,950		1,119
Accounts payable	12,056		8,469		1,697
Due to related parties (note 3)	¥ 25,766		¥ 27,029		$ 3,626
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Advances from customers	¥ 46,837		¥ 78,694		$ 6,592
Other payables and accrued expenses (note 12)	55,985		64,271		7,879
Total current liabilities	149,332		184,283		21,017
Total liabilities	162,163		190,161		22,822
Revenues	91,290	$ 12,848	113,381	¥ 93,307
Net income (loss)	(53,328)	(7,506)	20,712	55,332
Net cash used in operating activities	(22,861)	(3,216)	(15,031)	(5,456)
Net cash used in investing activities	(13,723)	(1,932)	(4,972)	(11,224)
Net cash provided by financing activities	44,314	6,236	4,498	22,933
Net increase/(decrease) in cash, cash equivalents and restricted cash	7,730	$ 1,088	(15,505)	6,253
VIE
Current assets:
Cash and cash equivalents	15,439		1,415		2,173
Accounts receivable, net	203		1,280		29
Advances to suppliers (note 4)	20,669		52,714		2,909
Inventories	11,151		1,343		1,569
Other current assets	441		276		62
Total current assets (liabilities)	47,903		57,028		6,742
Land use rights, net (note 7)			3,192
Plant and equipment, net (note 8)	26,970		28,279		3,796
Equity investments	155,836		144,541		21,932
Intangible assets, net	2,077				292
Other assets (note 12)	1,805				254
Total assets	234,591		233,040		33,016
Current liabilities
Short-term borrowings	7,950		4,950		1,119
Accounts payable	8,882		6,595		1,250
Due to related parties (note 3)	6,003		9,894		845
Advances from customers	33,381		46,758		4,698
Other payables and accrued expenses (note 12)	19,401		11,884		2,730
Total current liabilities	75,617		80,081		10,642
Other long-term liabilities	10,490		5,813		1,476
Total liabilities	86,107		85,894		$ 12,118
Revenues	89,741		82,356	53,611
Net income (loss)	(18,817)		(1,554)	89,974
Net cash used in operating activities	20,589		5,751	11,691
Net cash used in investing activities	(13,065)		(4,972)	(8,912)
Net cash provided by financing activities	6,500		(1,506)	(1,587)
Net increase/(decrease) in cash, cash equivalents and restricted cash	14,024		(727)	1,192
Other entities | VIE
Current liabilities
Net income (loss)	0		0	0
Net cash provided by financing activities	¥ 0		¥ 0	¥ 0